Leases (Details 2) - Lease liabilities [Member] - ARS ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Present value of finance lease liabilities	$ 15,204	$ 22,407
Not later than 1 year [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Present value of finance lease liabilities	10,660	10,227
Later than 1 year and not later than 5 years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Present value of finance lease liabilities	$ 4,544	$ 12,180